SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2023
Shareholders Equity
SHAREHOLDERS’ EQUITY

NOTE 14 - SHAREHOLDERS’ EQUITY

A.	Share capital:

	Number of shares
	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.0022 par value	36,363,636,364	10,185,909	22,727,272	-
Preferred shares USD 0.0001 par value	200,000,000,000	-	-	-
Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have a par value per share of $0.0022 and the Company does not have a limited amount of authorised capital.

Preferred shares

Preferred shares with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors.

Deferred shares

Deferred Ordinary Shares are non-voting shares and do not convey upon the holder the right to be paid a dividend or to receive notice of or to attend, vote or speak at a general meeting. The Deferred Shares confer the right on a return of capital, on a winding-up or otherwise, only to the repayment of the nominal value paid up on the Deferred Shares after repayment of the nominal value of the Ordinary Shares.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 14 - SHAREHOLDERS’ EQUITY (CONT.):

B.	Changes in Share capital

1.	On March 7, 2023 (the “Closing Date”), the Company consummated the Business Combination as described in Note 1B. Beginning on the day immediately prior to the Closing Date and ending on the day immediately after the Closing Date, the following transactions occurred:

a)	The AUD 828,240 of the 2022 Convertible Notes have been cancelled in consideration for the issuance of 1,000,000 ordinary shares in Security Matters PTY Ltd.
b)	Security Matters PTY Ltd. performed acceleration of vesting for all unvested warrants and options, the expense for the acceleration amounted to $186.
c)	32,211,716 warrants and options have been exercised on cashless basis to 24,568,773 shares in Security Matters PTY Ltd.
d)	848,784 (post reverse stock split) ordinary shares of the Company have been issued to Security Matters PTY Ltd.’s shareholders in return for their 193,500,379 ordinary shares in Security Matters PTY Ltd. that were cancelled. Security Matters PTY Ltd.’s shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares.
e)	The Company issued 160,227 ordinary shares, 2,200,000 private warrants and 6,250,000 public warrants to Lionheart’s stockholders, in exchange for their existing Lionheart shares and warrants. The warrants exercise price is $11.5 per share, expiring in March 2028. The warrants are considered to be a derivative financial liability and measured at fair value, which is the market price as of the end of the period, amounted to $0.0204 per warrant.
f)	The Company issued 303,053 ordinary shares for an aggregate of $3,110 net proceeds.
g)	The Company issued 872,418 ordinary shares for the conversion of bridge loan at principal amount of $1,350 and 200,000 redeemable warrants ($5 per warrant, 5 years, exercise price of $11.5 per share).

2.	During 2023, the Company issued 1,237,751 ordinary shares (4,196 shares as commitment fees) to Yorkville post reverse stock split, for an aggregate of $1,979 net proceeds (see also Note 10).

3.	On June 22, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with EF Hutton, LLC (the “Underwriter”) relating to the public offering of (i) 606,061 ordinary shares of the Company, at a subscription price per share of $0.24 (the “Firm Shares”), (ii) 606,061 warrants in the form of Warrant A to subscribe for 606,061 ordinary shares, at an exercise price of $0.24 per share (“Warrant A”), and (iii) 606,061 warrants in the form of Warrant B to subscribe for 606,061 ordinary shares, at an exercise price of $0.24 per share (“Warrant B” and together with Warrant A, the “Firm Warrants” and, collectively with the Firm Shares, the “Firm Securities”).

The Company also granted the Underwriter a 45-day option to subscribe for, in the aggregate, (a) up to 90,909 additional ordinary shares (15% of the Firm Shares) at a subscription price per share of $0.24 (100% of the public offering price allocated to each Firm Share) (the “Option Shares” and together with the Firm Shares, the “Shares”) or Pre-Funded Warrants to subscribe for up to 90,909 ordinary shares at a price per share of $0.2399 (100% of the public offering price allocated to each Firm Share less $0.0001) and the remaining non pre-funded exercise price of each pre-funded warrant will be $0.0 001 per share, and/or (b) 90,909 warrants in the form of Warrant A to subscribe for an aggregate of 90,909 ordinary shares (15% of the Firm Warrants) at an exercise price of $0.24 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant A), and/or (c) 90,909 warrants in the form of Warrant B to purchase an aggregate of 90,909 ordinary shares (15% of the Firm Warrants) at a purchase price of $0.24 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant B) (the “Option Warrants” and together with the Firm Warrants and Pre-Funded Warrants, if any, the “Warrants”), which may be subscribed for in any combination of Option Shares and/or the Option Warrants. The Option Shares and the Option Warrants are referred to as the “Option Securities”.

The offering closed on June 27, 2023. The Company delivered the Firm Shares (or Firm Share equivalents in the form of Pre-Funded Warrants), the Firm Warrants and the Option Warrants to the Underwriter on the same day.

The Warrant A terms specify that the warrants may be exercised at any time on or before June 27, 2028. On or after the earlier of (i) the thirty day anniversary of the date of the Underwriting Agreement and (ii) the date on which the aggregate composite trading volume of the Company’s ordinary shares as reported by Bloomberg LP beginning on the date of the Underwriting Agreement exceeds 681,818 ordinary shares, a holder of Warrant A warrants may also provide notice and elect a “cashless exercise” pursuant to which the holder would receive an aggregate number of ordinary shares equal to the product of (x) the aggregate number of ordinary shares that would be issuable upon a cash exercise and (y) $0.50. As of the date of the authorization of these financial statements, an aggregate of 690,096 Warrant A warrants were cashless exercised into an aggregate of 345,349 ordinary shares. The Warrant B terms specify that the warrants may be exercised at any time on or before June 27, 2028.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 14 - SHAREHOLDERS’ EQUITY (CONT.):

On December 8, 2023, the Company consummated an inducement offer letter agreement with certain holders of the Company’s outstanding Warrant Bs to purchase Ordinary Shares of the Company. The Warrant Bs were issued on June 27, 2022 and had an exercise price of $5.28 per share (after taking into account the Company’s 1:22 reverse share split).

Pursuant to the inducement letter, the holders agreed to exercise for cash their Warrant Bs to purchase an aggregate of 606,060 shares of the Company’s Ordinary Shares at a reduced exercise price of $1.15 per share in consideration for the Company’s agreement to issue new warrants to purchase, in the aggregate, up to 909,090 of the Company’s Ordinary Shares at an exercise price of either (i) $0.0022 per share in an amount not to exceed 75% of the New Warrant Shares, or (ii) $1.15 per share, in the discretion of the warrant holders. The Company received aggregate gross proceeds, before payment of transaction fees and expenses, of $697 from the exercise of the Warrant Bs by the holders, and the carrying amount of those warrants, was classified to ordinary shares and premium together with the proceeds the Company received from the exercise price. See also note 24(3).

In accordance with IAS 32, the Company measured the difference between the fair value of the consideration the holder receives on conversion of the instrument under the revised terms and the fair value of the consideration the holder would have received under the original terms, was recognized as a loss in profit or loss.

The Company utilized Black-Scholes valuation model to calculate the fair values of the repriced warrants both before and after the repricing and recognized the incremental fair value of $209 as finance expense in the statement of comprehensive income against an increase in the carrying amount of the warrants (presented within issued capital and additional paid-in capital). In addition, fair value was also calculated for the new 909,090 issued warrants at the amount of $865, which was recognized as finance expense against an increase in equity. Warrant Bs are classified as equity instruments according to IAS 32.

Warrant A was valued at $0.067 which is half of the share market price at the end of the period, assuming cashless exercise. Warrants A were considered to be a derivative financial liability. The terms of the warrant Bs specify that each warrant has a cash exercise price of $0.24. The warrant Bs were valued at $0.0602 by using the Black-Scholes option-pricing model, with expected volatility of 70.39% and the risk-free interest rate used is 4.13%. Warrant As and Bs expire in June 2028. The net proceeds to the Company upon the closing of this offering were approximately $2,580. The capital raise fee amounted to $660. The Company also granted to the Underwriter, 666,667 warrants at an exercise price of $0.264 per share, which expires after 5 years. The Underwriter’s warrants were valued at $0.0575 per option by using the Black & Scholes option-pricing, with expected volatility of 70.39% and the risk-free interest rate used is 4.13%.

4.	On August 8, 2023, at the Extraordinary General Meeting of Shareholders of the Company, the Company’s shareholders voted in favor of consolidating every twenty-two ordinary shares in the authorized but unissued and in the authorized and issued share capital of the Company into one ordinary share (the “Reverse Stock Split”).

On August 21, 2023, the Company’s ordinary shares began trading on the Nasdaq Global Market on a post-Reverse Stock Split basis under the current symbol “SMX”.

5.	On September 19, 2023, the Company amended its loan agreements dated September 7, 2015, by and between the Company, its shareholders and Kamea Fund (the “Loan Agreements”). Pursuant to the amendment to the Loan Agreements, Kamea agreed to convert $657 of indebtedness under the Loan Agreements (the “Indebtedness Amount”) into 487,281 ordinary shares of the Company, as payment in full for the Indebtedness Amount; provided however, that in the event the proceeds received from Kamea with respect to any sales of such shares are not at least equal to the Indebtedness Amount, the Company will remain liable to Kamea for the balance of the Indebtedness Amount (see also note 13).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 14 - SHAREHOLDERS’ EQUITY (CONT.):

6.	On December 31,2023 The Company also issued 457,682 Ordinary Shares to a service provider as payment in full for $260 worth of legal services which previously provided to the Company.

C.	Options granted to employees and service providers:

1.	In June 2018, Security Matters PTY Ltd. has adopted a Share Option Plan (the “Plan”) to provide an incentive to retain, in the employment or service or directorship of the Group and provide the ability to attract new employees, directors or consultants whose services are considered valuable. The persons eligible to participate in the Plan include employees, directors and consultants of Security Matters PTY Ltd. or any subsidiary. On March 7, 2023 as part of the SPAC transaction. These options were exercised on a cashless basis and then after replaced to the Company’s shares. See also note 14B1(c-d).

2.	In March 7, 2023 Security Matters PTY Ltd. performed acceleration of vesting for all unvested warrants and options, the expense for the acceleration amounted to $186.

3.	In April 25, 2023, the Company’s board of directors and its shareholders approved and adopted the SMX Public Limited Company 2022 Incentive Equity Plan, which was subsequently amended the Company’s board of directors, subject to applicable Nasdaq requirements, which reserved for grant a number of ordinary shares equal to 15% of the number of issued and outstanding ordinary shares on a fully diluted basis immediately after the closing of the Business Combination, or 5,082,417 authorized ordinary shares.

4.	During the period ended December 31, 2023, the Company granted 197,000 RSUs to employees, directors and service providers. The fair value at grant date of RSUs granted in the period were $1-$1.09. Related share-based expenses recognized for the period totaled $2,820.

RSUs granted to employees, directors and service providers:

	Year ended December 31, 2023 (in thousands)	Year ended December 31, 2022 (in thousands)
Outstanding at beginning of period	-	-
Granted	197	-
Vested	(57)	-
Forfeited	(4)	-

Outstanding at December 31, 2023	136	-

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 14 - SHAREHOLDERS’ EQUITY (CONT.):

5.

During the year ended December 31, 2023, the Company granted 38,656 options to employees and service providers. These grants carry an exercise price of between $22.71 - $88, vesting period up to 4 years from the grant date, contractual life of the options under the plan is 5 years. The fair value of the grant at grant date is $219. The related share-based expenses that were recognized in the year ended December 31, 2023, amounted to $184.

A summary of the status of the Company’s Share Option Plan granted to employees and service providers (including performance-based awards) and changes during the relevant period ended on that date is presented below:

	Year ended December 31, 2023		Year ended December 31, 2022
	Number of options (in thousands)	Weighted average Exercise price (USD)	Number of options (in thousands)	Weighted average Exercise price (USD)
Outstanding at beginning of year	57	44.22	73	41.85
Issue of options	38	82.04	17	41.85
Expired	(30)	31.02	(33)	34.10

Outstanding at end of year	65	69.92	57	54.25
Exercisable options	58	68.67	38	43.40

The options to employees and service providers outstanding as of December 31, 2023, are comprised, as follows:

Exercise price (USD)	Outstanding as of December 31, 2023	Weighted average remaining contractual term	Exercisable as of December 31, 2023	Weighted average remaining contractual term
		(years)		(years)
18.70-23.32	5	2.46	5	2.46
29.48-31.02	3	3.21	3	3.21
40.48-48.18	6	1.41	6	1.41
52.80-56.10	9	2.26	9	2.26
78.54-88.00	35	4.40	28	4.38
93.28-108.90	7	3.03	7	3.03
	65		58

1.	The options issued in 2023, were valued using the Black-Scholes pricing model. The main parameters which were used are: (1) risk-free rate: 3.58-3.42%; (2) expected volatility: 78.35-73.01%: (3) expected term: up to 5 years; and (4) expected dividend yield: 0%.

2.	The options issued in 2022, were valued using the Black-Scholes pricing model. The main parameters which were used are: (1) risk-free rate: 3.09-4.68%; (2) expected volatility: 62.06-85.03%: (3) expected term: up to 5 years; and (4) expected dividend yield: 0%.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)